Loans, impaired loans and allowance for credit losses	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Loans, impaired loans and allowance for credit losses
8.	Loans, impaired loans and allowance for credit losses

(a)	Loans at amortized cost

	As at
	January 31, 2019			October 31, 2018
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$258,649	$709	$257,940	$253,357	$678	$252,679
Personal loans	96,650	2,111	94,539	96,019	2,109	93,910
Credit cards	17,124	1,212	15,912	16,485	1,213	15,272
Business and government	198,793	1,079	197,714	191,038	1,065	189,973
Total	$571,216	$5,111	$566,105	$556,899	$5,065	$551,834

(b)	Impaired loans(1)(2)

	As at
	January 31, 2019			October 31, 2018
($ millions)	Gross impaired loans	Allowance for credit losses	Net	Gross impaired loans	Allowance for credit losses	Net
Residential mortgages	$1,868	$362	$1,506	$1,797	$360	$1,437
Personal loans	1,108	640	468	1,069	644	425
Credit cards	–	–	–	–	–	–
Business and government	2,311	678	1,633	2,264	673	1,591
Total	$5,287	$1,680	$3,607	$5,130	$1,677	$3,453
By geography:
Canada	$1,058	$367	$691	$999	$381	$618
United States	108	24	84	80	25	55
Mexico	413	172	241	359	164	195
Peru	615	338	277	581	317	264
Chile	793	158	635	753	158	595
Colombia	607	162	445	619	159	460
Other international	1,693	459	1,234	1,739	473	1,266
Total	$5,287	$1,680	$3,607	$5,130	$1,677	$3,453
(1)	Interest income recognized on impaired loans during the three months ended January 31, 2019 was $14 (October 31, 2018 – $12).
(2)	Additional interest income of approximately $94 would have been recorded if the above loans had not been classified as impaired (October 31, 2018 – $93).

(c)	Allowance for credit losses

Key inputs and assumptions

The Bank’s allowance calculations are outputs of complex models with a number of underlying assumptions regarding the choice of variable inputs. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•

Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages which can result from changes to any of the above inputs and assumptions.

($ millions)	Balance as at October 31, 2018	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2019
Residential mortgages	$678	$32	$(18)	$17	$709
Personal loans	2,109	366	(408)	44	2,111
Credit cards	1,213	225	(257)	31	1,212
Business and government	1,147	62	(49)	(3)	1,157
	$5,147	$685	$ (732)	$ 89	$5,189
Presented as:
Allowance for credit losses on loans	$5,065				$5,111
Allowance for credit losses on acceptances	8				9
Allowance for credit losses on off-balance sheet exposures	74				69

	As at January 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$121	$226	$362	$709
Personal loans	596	875	640	2,111
Credit cards	410	802	–	1,212
Business and government	152	249	678	1,079
Total(1)	$1,279	$2,152	$1,680	$5,111
(1)	Excludes, allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $88.

	As at October 31, 2018
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$112	$206	$360	$678
Personal loans	578	887	644	2,109
Credit cards	401	812	–	1,213
Business and government	132	260	673	1,065
Total(1)	$1,223	$2,165	$1,677	$5,065
(1)	Excludes, allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $89.

The following table presents the changes to the allowance for credit losses on loans.

	As at January 31, 2019				As at January 31, 2018
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$112	$206	$360	$678	$103	$214	$400	$717
Provision for credit losses
Remeasurement(1)	(24)	8	29	13	(22)	2	33	13
Newly originated or purchased financial assets	23	–	–	23	8	–	–	8
Derecognition of financial assets and maturities	(1)	(3)	–	(4)	–	(1)	–	(1)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	12	(11)	(1)	–	26	(23)	(3)	–
Stage 2	(5)	28	(23)	–	(8)	24	(16)	–
Stage 3	–	(9)	9	–	–	(10)	10	–
Gross write-offs	–	–	(20)	(20)	–	–	(26)	(26)
Recoveries	–	–	2	2	–	–	8	8
Foreign exchange and other movements	4	7	6	17	(2)	(7)	(12)	(21)
Balance at end of period(2)	$121	$226	$362	$709	$105	$199	$394	$698
Personal loans
Balance at beginning of period	$578	$887	$644	$2,109	$477	$802	$600	$1,879
Provision for credit losses
Remeasurement(1)	(152)	140	304	292	(110)	145	239	274
Newly originated or purchased financial assets	118	–	–	118	90	–	–	90
Derecognition of financial assets and maturities	(19)	(25)	–	(44)	(22)	(26)	–	(48)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	108	(107)	(1)	–	117	(114)	(3)	–
Stage 2	(46)	66	(20)	–	(54)	79	(25)	–
Stage 3	(1)	(79)	80	–	(1)	(70)	71	–
Gross write-offs	–	–	(480)	(480)	–	–	(344)	(344)
Recoveries	–	–	72	72	–	–	64	64
Foreign exchange and other movements	10	(7)	41	44	(4)	(4)	(4)	(12)
Balance at end of period(2)	$596	$875	$640	$2,111	$493	$812	$598	$1,903
Credit cards
Balance at beginning of period	$401	$812	$–	$1,213	$364	$799	$–	$1,163
Provision for credit losses
Remeasurement(1)	(68)	108	170	210	(52)	91	152	191
Newly originated or purchased financial assets	46	–	–	46	95	–	–	95
Derecognition of financial assets and maturities	(14)	(17)	–	(31)	(51)	(51)	–	(102)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	69	(69)	–	–	61	(61)	–	–
Stage 2	(32)	32	–	–	(55)	55	–	–
Stage 3	–	(70)	70	–	(1)	(53)	54	–
Gross write-offs	–	–	(312)	(312)	–	–	(260)	(260)
Recoveries	–	–	55	55	–	–	56	56
Foreign exchange and other movements	8	6	17	31	(5)	5	(2)	(2)
Balance at end of period(2)	$410	$802	$–	$1,212	$356	$785	$–	$1,141
Business and government
Balance at beginning of period	$173	$291	$675	$1,139	$178	$307	$760	$1,245
Provision for credit losses
Remeasurement(1)	(16)	12	69	65	(30)	20	54	44
Newly originated or purchased financial assets	39	–	–	39	56	–	–	56
Derecognition of financial assets and maturities	(27)	(8)	(7)	(42)	(29)	(36)	(7)	(72)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	30	(30)	–	–	26	(26)	–	–
Stage 2	(5)	7	(2)	–	(37)	37	–	–
Stage 3	–	(2)	2	–	(1)	(4)	5	–
Gross write-offs	–	–	(65)	(65)	–	–	(118)	(118)
Recoveries	–	–	16	16	–	–	18	18
Foreign exchange and other movements	3	2	(9)	(4)	(4)	(9)	(10)	(23)
Balance at end of period including off-balance sheet exposures(2)	$197	$272	$679	$1,148	$159	$289	$702	$1,150
Less: Allowance for credits losses on off-balance sheet exposures(3)	(45)	(23)	(1)	(69)	(40)	(31)	(4)	(75)
Balance at end of period(2)	$152	$249	$678	$1,079	$119	$258	$698	$1,075
(1)

Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $94 (October 31, 2018 – $93).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)	There are no accumulated credit losses on purchased or originated credit impaired loans.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at January 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total	Stage 1	Stage 2	Stage 3(2)	Total
Very low	$147,899	$420	$–	$148,319	$146,461	$307	$–	$146,768
Low	58,299	513	–	58,812	58,154	378	–	58,532
Medium	13,008	1,046	–	14,054	11,689	972	–	12,661
High	1,556	3,443	–	4,999	1,615	3,515	–	5,130
Very high	14	1,955	–	1,969	25	1,779	–	1,804
Loans not graded(1)	24,863	3,765	–	28,628	23,139	3,526	–	26,665
Default	–	–	1,868	1,868	–	–	1,797	1,797
Total	$245,639	$11,142	$1,868	$258,649	$241,083	$10,477	$1,797	$253,357
Allowance for credit losses	121	226	362	709	112	206	360	678
Carrying value	$245,518	$10,916	$1,506	$257,940	$240,971	$10,271	$1,437	$252,679
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

Personal loans	As at January 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total	Stage 1	Stage 2	Stage 3(2)	Total
Very low	$30,351	$68	$–	$30,419	$30,660	$66	$–	$30,726
Low	25,941	175	–	26,116	26,039	151	–	26,190
Medium	8,614	407	–	9,021	8,315	402	–	8,717
High	6,909	3,548	–	10,457	6,686	3,647	–	10,333
Very high	63	1,499	–	1,562	58	1,362	–	1,420
Loans not graded(1)	15,694	2,273	–	17,967	15,452	2,112	–	17,564
Default	–	–	1,108	1,108	–	–	1,069	1,069
Total	$87,572	$7,970	$1,108	$96,650	$87,210	$7,740	$1,069	$96,019
Allowance for credit losses	596	875	640	2,111	578	887	644	2,109
Carrying value	$86,976	$7,095	$468	$94,539	$86,632	$6,853	$425	$93,910
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

Credit cards	As at January 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,468	$5	$–	$1,473	$1,418	$5	$–	$1,423
Low	2,544	18	–	2,562	2,436	14	–	2,450
Medium	3,550	46	–	3,596	3,358	71	–	3,429
High	3,176	1,457	–	4,633	2,929	1,455	–	4,384
Very high	37	722	–	759	37	697	–	734
Loans not graded(1)	2,884	1,217	–	4,101	2,906	1,159	–	4,065
Default	–	–	–	–	–	–	–	–
Total	$13,659	$3,465	$–	$17,124	$13,084	$3,401	$–	$16,485
Allowance for credit losses	410	802	–	1,212	401	812	–	1,213
Carrying value	$13,249	$2,663	$–	$15,912	$12,683	$2,589	$–	$15,272
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at January 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$73,395	$–	$–	$73,395	$72,321	$–	$–	$72,321
Low	16,853	2	–	16,855	16,531	2	–	16,533
Medium	6,403	83	–	6,486	6,029	79	–	6,108
High	2,815	710	–	3,525	2,631	670	–	3,301
Very high	25	371	–	396	26	367	–	393
Loans not graded(1)	13,070	2,709	–	15,779	14,774	3,364	–	18,138
Default	–	–	–	–	–	–	–	–
Carrying value	$112,561	$3,875	$–	$116,436	$112,312	$4,482	$–	$116,794
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at January 31, 2019				As at October 31, 2018
Grade ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total	Stage 1	Stage 2	Stage 3(2)	Total
Investment grade	$92,881	$4,493	$–	$97,374	$87,047	$3,770	$–	$90,817
Non-investment grade	85,043	9,631	–	94,674	83,730	9,706	–	93,436
Watch list	170	2,512	–	2,682	130	2,689	–	2,819
Loans not graded(1)	1,522	230	–	1,752	1,050	652	–	1,702
Default	–	–	2,311	2,311	–	–	2,264	2,264
Total	$179,616	$16,866	$2,311	$198,793	$171,957	$16,817	$2,264	$191,038
Allowance for credit losses	152	249	678	1,079	132	260	673	1,065
Carrying value	$179,464	$16,617	$1,633	$197,714	$171,825	$16,557	$1,591	$189,973
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

Undrawn loan commitments – Business and government	As at January 31, 2019				As at October 31, 2018
Grade ($ millions)	Stage 1	Stage 2	Stage 3(2)	Total	Stage 1	Stage 2	Stage 3(2)	Total
Investment grade	$162,223	$5,092	$–	$167,315	$159,880	$1,663	$–	$161,543
Non-investment grade	60,588	3,793	–	64,381	56,001	3,445	–	59,446
Watch list	3	1,071	–	1,074	81	977	–	1,058
Loans not graded(1)	2,106	233	–	2,339	2,178	28	–	2,206
Default	–	–	4	4	–	–	4	4
Total	$224,920	$10,189	$4	$235,113	$218,140	$6,113	$4	$224,257
Allowance for credit losses	45	23	1	69	41	31	2	74
Carrying value	$224,875	$10,166	$3	$235,044	$218,099	$6,082	$2	$224,183
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(2)	Stage 3 includes purchased or originated credit impaired loans.

(e)	Loans past due but not impaired(1)

A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at January 31, 2019				As at October 31, 2018
($ millions)	31-60 days	61-90 days	91 days and greater(2)	Total	31-60 days	61-90 days	91 days and greater(2)	Total
Residential mortgages	$1,256	$592	$–	$1,848	$1,290	$521	$–	$1,811
Personal loans	614	367	–	981	609	322	–	931
Credit cards	230	161	380	771	231	154	353	738
Business and government	220	69	–	289	167	40	–	207
Total	$2,320	$1,189	$380	$3,889	$2,297	$1,037	$353	$3,687
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Loans acquired under FDIC guarantee

Loans purchased as part of the acquisition of R-G Premier Bank of Puerto Rico are subject to loss share agreements with the FDIC. Under this agreement, the FDIC guarantees 80% of net loan losses. As at January 31, 2019, the carrying value of loans covered by the FDIC guarantee was $1.2 billion (October 31, 2018 – $1.3 billion). The remaining guarantee on single family home loans will expire in April 2020.

(g)	Purchased credit-impaired loans

Certain financial assets including loans are credit-impaired on initial recognition either through acquisition or origination.

The following table provides details of such assets:

	As at
($ millions)	January 31 2019	October 31 2018
Unpaid principal balance(1)	$533	$548
Credit related fair value adjustments	(156)	(168)
Carrying value	377	380
Stage 3 allowance	–	–
Carrying value net related allowance	$377	$380
(1)	Represents principal amount owed net of write-offs.